AMOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Amounts Receivable [Abstract]
Disclosure of receivables [Table Text Block]
	2021	2020
	$	$
Trade receivables, net of expected credit losses	1,441,601	971,102
Sales tax recoverable	36,211	1,578
Income tax receivable	20,000	-
	1,497,812	972,680